CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	$ 47,845	$ 171,809	$ 141,341